Notes payable - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 2.8	$ 2.0
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Line Of Credit Facility Current Borrowing Capacity	$ 3.1	$ 2.6